UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         12/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	December 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.8%
	Alabama – 0.1%
$ 150	Alabama Water Pollution Control Authority, Revolving Fund Loan Bonds, Series 1999, 5.750%,	3/10 at 100.00	AA	$ 150,107
	8/15/23 – AMBAC Insured
	Arizona – 0.7%
2,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007,	No Opt. Call	A	1,711,380
	5.000%, 12/01/37
	Arkansas – 1.3%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Refunding and Construction Bonds, Series 2002A,	10/11 at 100.00	AAA	1,076,930
	5.000%, 10/01/19 (Pre-refunded 10/01/11) – FSA Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa3	2,032,440
	12/01/32 – FGIC Insured
3,000	Total Arkansas			3,109,370
	California – 7.2%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	784,870
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A,	5/12 at 101.00	AA–	3,701,889
	6.000%, 5/01/14
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	6/10 at 100.50	A–	502,835
	Projects, Series 1998A, 5.250%, 12/01/16
2,000	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	2,179,220
	California Projects, Series 1993A, 5.500%, 6/01/14
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	3/10 at 100.00	A–	60,059
2,500	California, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A	2,323,950
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	671,410
	Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,758,400
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
450	M-S-R Energy Authority, Gas Revenue Bonds, California, Citigroup Prepay Contracts, Series 2009C,	No Opt. Call	A	481,680
	6.500%,11/01/39
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AAA	391,924
	Series 2003, 0.000%, 8/01/28 – FSA Insured
590	Palomar Pomerado Health, Calfornia, Certificates of Participation, Series 2009, 6.750%, 11/01/39	11/19 at 100.00	Baa2	584,838
1,890	San Joaquin Delta Community College District, California, General Obligation Bonds, Election	8/18 at 47.14	AAA	466,339
	2004 Series 2008B, 0.000%, 8/01/31 – FSA Insured
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	BBB	1,258,688
	Bonds, Series 2005A-1, 5.500%, 6/01/45
19,460	Total California			17,166,102
	Colorado – 10.8%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	518,340
	Series 2009A, 5.500%, 7/01/34
1,700	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,851,215
	2002A, 5.500%, 3/01/22 (ETM)
1,300	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series	3/12 at 100.00	AA (4)	1,429,168
	2002A, 5.500%, 3/01/22 (Pre-refunded 3/01/12)
2,020	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	2,239,938
	(Alternative Minimum Tax)

5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	5,154,399
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	A+	1,613,188
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	12/13 at 100.00	N/R (4)	3,392,790
	Hotel, Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center	11/16 at 100.00	BBB–	1,551,640
	Hotel, Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	A	2,033,931
7,500	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	A	2,075,625
4,000	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	A	821,760
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	Aaa	1,565,050
	(Pre-refunded 9/01/10) – NPFG Insured
250	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	271,513
	5.250%, 6/15/41 (Pre-refunded 6/15/11) – FSA Insured
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	A3 (4)	1,196,294
	(Pre-refunded 11/15/11)
40,025	Total Colorado			25,714,851
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	931,450
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	1,537,740
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series 2006-3A, 5.000%, 10/01/41 – FSA Insured	4/15 at 100.00	AAA	2,520,925
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/11 at 101.00	A3	631,931
	2001, 5.125%, 7/01/29 – FGIC Insured
5,625	Total Florida			5,622,046
	Illinois – 14.6%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/10 at 100.00	AA	631,399
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	595,086
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,680,451
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	675,498
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	7/17 at 100.00	AA	1,082,277
	Trust 1137, 9.082%, 7/01/46 (IF)
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,833,412
	9/01/31 – RAAI Insured
1,600	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	1,441,312
	Centers, Series 2008A, 5.500%, 8/15/30
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	A–	2,311,443
	6.250%, 7/01/22
1,055	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series	7/11 at 100.00	Baa3 (4)	1,138,851
	2001A, 6.125%, 7/01/31 (Pre-refunded 7/01/11)
290	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	3/10 at 100.00	N/R	260,568
	1997, 5.000%, 8/15/21 – AMBAC Insured
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	A+	968,170
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	6,075,914
45	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/10 at 100.00	A3	45,153
	Project, Series 1992A, 6.500%, 6/15/22
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,266,908
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	A	4,944,302
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured

	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	A	720,037
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	A	715,822
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	AA+	1,138,775
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21	12/11 at 100.00	N/R (4)	1,085,410
	(Pre-refunded 12/15/11) – RAAI Insured
35,005	Total Illinois			34,610,788
	Indiana – 3.9%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A (4)	1,153,200
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
750	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	No Opt. Call	Aa1	753,855
	Health, Series 2006B-5, 5.000%, 11/15/36
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB	959,130
	Indiana, Series 2007, 5.500%, 3/01/37
785	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2002C-2,	7/11 at 100.00	Aaa	785,243
	5.250%, 7/01/23 (Alternative Minimum Tax)
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	A+	4,460,329
	1/01/21 – AMBAC Insured
290	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	2/10 at 100.00	AA–	288,733
	1998A, 4.625%, 8/15/28 – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	782,100
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
8,955	Total Indiana			9,182,590
	Iowa – 3.4%
1,560	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	1,465,698
	(Alternative Minimum Tax)
1,200	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	879,912
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	875,090
	5.600%, 6/01/34
	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
960	5.300%, 6/01/25 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	1,020,883
3,500	5.600%, 6/01/35 (Pre-refunded 6/01/11)	6/11 at 101.00	AAA	3,773,105
8,220	Total Iowa			8,014,688
	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2006,	7/16 at 100.00	A3	725,080
	4.875%, 7/01/36
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	959,000
	4.500%, 10/01/26
1,795	Total Kansas			1,684,080
	Louisiana – 2.3%
2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	A	2,227,241
	2004, 5.250%, 7/01/24 – NPFG Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	A2 (4)	3,312,240
	7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured
5,180	Total Louisiana			5,539,481
	Massachusetts – 3.5%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,033,510
	System, Series 2001E, 6.250%, 10/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A3	481,310
	Series 2008E-1, 5.000%, 7/01/28
2,565	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/10 at 100.00	A	2,505,569
	1997A, 5.000%, 1/01/37 – NPFG Insured
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa2 (4)	1,440,993
	12/01/15 – MBIA Insured (ETM)

820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa2	931,889
	12/01/15 – MBIA Insured
8,155	Total Massachusetts			8,393,271
	Michigan – 1.5%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	BB	461,266
	GTY Insured
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,914,210
	Credit Group, Series 2002C, 5.375%, 12/01/30
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	291,045
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,695	Total Michigan			3,666,521
	Minnesota – 0.6%
1,500	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,393,005
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa2	487,445
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Nevada – 2.4%
1,500	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	6/11 at 100.00	AA+ (4)	1,601,835
	Series 2001, 5.300%, 6/01/19 (Pre-refunded 6/01/11) – FGIC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	Caa2	667,975
13,250	5.375%, 1/01/40 – AMBAC Insured	1/10 at 100.00	Caa2	3,388,953
19,345	Total Nevada			5,658,763
	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,106,325
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,141,100
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,180,781
4,510	Total New Jersey			4,428,206
	New Mexico – 3.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	AAA	980,020
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – FSA Insured	7/14 at 100.00	AAA	562,992
660	4.625%, 7/01/25 – FSA Insured	7/14 at 100.00	AAA	669,504
2,000	4.750%, 7/01/27 – FSA Insured	7/14 at 100.00	AAA	2,032,380
3,000	4.750%, 1/01/28 – FSA Insured	7/14 at 100.00	AAA	3,037,560
7,215	Total New Mexico			7,282,456
	New York – 4.4%
2,045	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A2	2,092,464
	Group, Series 2000A, 6.500%, 7/01/17
655	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	A2 (4)	679,320
	Group, Series 2000A, 6.500%, 7/01/17 (Pre-refunded 7/01/10)
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,041,260
	Bonds, Series 2004B, 5.000%, 6/15/36 – FSA Insured (UB)
1,700	New York Dorm Authority, FHA Insured Mortgage Hospital Revenue Bonds, Kaleida Health, Series	8/16 at 100.00	BB+	1,595,042
	2006, 4.700%, 2/15/35
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/11 at 100.00	AA–	3,127,080
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
870	Triborough Bridge and Tunnel Authority, New York, Convention Center Bonds, Series 1990E,	No Opt. Call	AA–	870,000
	7.250%, 1/01/10
10,270	Total New York			10,405,166

	North Carolina – 0.5%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA–	1,158,084
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
	Ohio – 2.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,865	5.375%, 6/01/24	6/17 at 100.00	BBB	1,726,337
50	5.125%, 6/01/24	6/17 at 100.00	BBB	45,100
680	5.875%, 6/01/30	6/17 at 100.00	BBB	580,475
775	5.750%, 6/01/34	6/17 at 100.00	BBB	638,213
2,180	5.875%, 6/01/47	6/17 at 100.00	BBB	1,651,808
5,550	Total Ohio			4,641,933
	Oklahoma – 1.5%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	779,990
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	2,753,730
	5.000%, 2/15/42
4,000	Total Oklahoma			3,533,720
	Pennsylvania – 1.9%
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	A+	1,024,670
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative
	Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AAA	3,565,738
	2/01/31 (Pre-refunded 2/01/12) – FSA Insured
4,250	Total Pennsylvania			4,590,408
	Puerto Rico – 1.4%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	1,054,282
	5.000%, 12/01/20
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/12 at 100.00	AAA	2,236,720
	5.000%, 12/01/20 (Pre-refunded 12/01/12)
3,000	Total Puerto Rico			3,291,002
	Rhode Island – 2.3%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,445,396
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 5.4%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	736,603
	GROWTH, Series 2004, 5.250%, 12/01/20
620	Florence, South Carolina, Water and Sewerage Revenue Bonds, Series 2000, 5.750%, 3/01/20 –	3/10 at 101.00	A+	630,534
	AMBAC Insured
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	4,610,280
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A+ (4)	2,953,475
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	A	514,310
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	A	2,503,764
525	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Refunding Bonds, Series	1/10 at 100.00	A	524,444
	1998A, 4.750%, 1/01/25 – NPFG Insured
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue	4/14 at 100.00	A2	482,842
	Bonds, Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured
11,755	Total South Carolina			12,956,252
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	999,920
	Hospitals, Series 2004A, 5.250%, 11/01/34

	Texas – 12.3%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB–	4,025,760
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	1,299,105
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
1,000	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001, 5.000%,	12/11 at 100.00	AAA	1,083,220
	12/01/31 (Pre-refunded 12/01/11) – AMBAC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	A (4)	2,898,075
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – MBIA Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	3,039,840
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
6,610	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	A	596,619
	0.000%, 11/15/41 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	246,928
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AAA	2,053,840
	FSA Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,408,938
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,246,014
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
90	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	94,671
	2004, 5.000%, 8/15/23
910	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	975,393
	2004, 5.000%, 8/15/23 (Pre-refunded 8/15/11)
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Baa1	350,011
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds,	10/12 at 100.00	BBB	4,990,214
	Series 2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	AA	999,950
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	7/10 at 100.00	AAA	513,165
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	AA+	1,477,351
	8/01/42 (Alternative Minimum Tax)
34,955	Total Texas			29,299,094
	Utah – 0.6%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aa3	1,531,231
	5.000%, 7/01/21 – AMBAC Insured
	Vermont – 0.4%
915	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	2/10 at 100.00	AAA	916,437
	FSA Insured
	Virginia – 1.1%
1,340	Metropolitan District of Columbia Airprots Authority, Virginia, Airport System Revenue Bonds,	10/10 at 100.00	AA–	1,340,683
	Series 1998B, 5.000%, 10/01/28 – NPFG Insured (Alternative Minimum Tax)
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Raod Revenue Bonds,	10/26 at 100.00	AAA	1,049,730
	Series 2009C., 0.000%, 10/01/41 – AGC Insured
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – NPFG Insured	3/10 at 100.00	A1	251,023
3,090	Total Virginia			2,641,436
	Washington – 2.9%
6,715	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	6,954,590
	System, Series 2001A, 5.125%, 10/01/17 – NPFG Insured

	Wisconsin – 1.1%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,003,510
	Services Inc., Series 2003A, 5.500%, 8/15/18
1,695	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	1,732,171
	2002G, 4.850%, 9/01/17
2,695	Total Wisconsin			2,735,681
$ 270,955	Total Municipal Bonds (cost $242,701,186)			234,915,500

Shares	Description (1)			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
757	UAL Corporation, (5)			$ 9,773
	Total Common Stocks (cost $0)			9,773
	Total Investments (cost $242,701,186) – 98.8%			234,925,273
	Floating Rate Obligations – (0.4)%			(1,000,000)
	Other Assets Less Liabilities – 1.6%			3,882,573
	Net Assets – 100%			$ 237,807,846

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of December 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$234,915,500	$ —	$234,915,500
Common Stocks	9,773	—	—	9,773
Total	$9,773	$234,915,500	$ —	$234,925,273

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2009, the cost of investments was $241,509,460.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 9,631,720
Depreciation	(17,215,897)
Net unrealized appreciation (depreciation) of investments	$ (7,584,177)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”)
filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,825 and 592 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated the 1,825 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 165 UAL common stock shares on November 14, 2007. The remaining 757 shares of UAL common stock were still held by the Fund at December 31, 2009.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         March 1, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date        March 1, 2010